Shareholder Report, Holdings (Details)	Jan. 31, 2025
Fidelity SAI Small-Mid Cap 500 Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Small-Mid Cap 500 Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Small-Mid Cap 500 Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Small-Mid Cap 500 Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Small-Mid Cap 500 Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Small-Mid Cap 500 Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Small-Mid Cap 500 Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Small-Mid Cap 500 Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Small-Mid Cap 500 Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Small-Mid Cap 500 Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Small-Mid Cap 500 Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity SAI Small-Mid Cap 500 Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity SAI Small-Mid Cap 500 Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Small-Mid Cap 500 Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity SAI Small-Mid Cap 500 Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity SAI Small-Mid Cap 500 Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity SAI Small-Mid Cap 500 Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity SAI Small-Mid Cap 500 Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI Small-Mid Cap 500 Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI Small-Mid Cap 500 Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI Small-Mid Cap 500 Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Small-Mid Cap 500 Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity SAI Small-Mid Cap 500 Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Small-Mid Cap 500 Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Small-Mid Cap 500 Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Small-Mid Cap 500 Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Small-Mid Cap 500 Index Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Small-Mid Cap 500 Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Small-Mid Cap 500 Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Small-Mid Cap 500 Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Small-Mid Cap 500 Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity SAI Small-Mid Cap 500 Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI U.S. Quality Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity SAI U.S. Quality Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity SAI U.S. Quality Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity SAI U.S. Quality Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity SAI U.S. Quality Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI U.S. Quality Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI U.S. Quality Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI U.S. Quality Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI U.S. Quality Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI U.S. Quality Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI U.S. Quality Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity SAI U.S. Quality Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity SAI U.S. Quality Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity SAI U.S. Quality Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI U.S. Quality Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity SAI U.S. Quality Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Quality Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity SAI U.S. Quality Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity SAI U.S. Quality Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI U.S. Quality Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI U.S. Quality Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity SAI U.S. Quality Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity SAI U.S. Quality Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI U.S. Momentum Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI U.S. Momentum Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI U.S. Momentum Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity SAI U.S. Momentum Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI U.S. Momentum Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI U.S. Momentum Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI U.S. Momentum Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI U.S. Momentum Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI U.S. Momentum Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI U.S. Momentum Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI U.S. Momentum Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity SAI U.S. Momentum Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Fidelity SAI U.S. Momentum Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity SAI U.S. Momentum Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI U.S. Momentum Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity SAI U.S. Momentum Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI U.S. Momentum Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI U.S. Momentum Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity SAI U.S. Momentum Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI U.S. Momentum Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI U.S. Momentum Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI U.S. Momentum Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity SAI U.S. Momentum Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Momentum Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity SAI U.S. Momentum Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Real Estate Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Real Estate Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Real Estate Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Real Estate Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Real Estate Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Real Estate Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Real Estate Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Real Estate Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Real Estate Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Real Estate Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Real Estate Index Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Real Estate Index Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Real Estate Index Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Real Estate Index Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Real Estate Index Fund | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Real Estate Index Fund | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Real Estate Index Fund | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Real Estate Index Fund | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Real Estate Index Fund | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Real Estate Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Real Estate Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Real Estate Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Real Estate Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI Real Estate Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity SAI Real Estate Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI Real Estate Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI Real Estate Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI Real Estate Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Real Estate Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI Real Estate Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI Real Estate Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Real Estate Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI Real Estate Index Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity SAI Real Estate Index Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity SAI Real Estate Index Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity SAI Real Estate Index Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity SAI Real Estate Index Fund | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity SAI Real Estate Index Fund | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI Real Estate Index Fund | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI Real Estate Index Fund | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Real Estate Index Fund | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI Real Estate Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity SAI Real Estate Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity SAI Real Estate Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI U.S. Large Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity SAI U.S. Large Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity SAI U.S. Large Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI U.S. Large Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI U.S. Large Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI U.S. Large Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI U.S. Large Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI U.S. Large Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI U.S. Large Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI U.S. Large Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI U.S. Large Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity SAI U.S. Large Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Fidelity SAI U.S. Large Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity SAI U.S. Large Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI U.S. Large Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI U.S. Large Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI U.S. Large Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity SAI U.S. Large Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity SAI U.S. Large Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity SAI U.S. Large Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI U.S. Large Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI U.S. Large Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI U.S. Large Cap Index Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI U.S. Large Cap Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Large Cap Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Large Cap Index Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI U.S. Large Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity SAI U.S. Large Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI U.S. Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity SAI U.S. Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI U.S. Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI U.S. Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI U.S. Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI U.S. Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI U.S. Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI U.S. Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI U.S. Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI U.S. Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI U.S. Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity SAI U.S. Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity SAI U.S. Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity SAI U.S. Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI U.S. Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI U.S. Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI U.S. Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity SAI U.S. Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI U.S. Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity SAI U.S. Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity SAI U.S. Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI U.S. Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity SAI U.S. Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI U.S. Value Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI U.S. Value Index Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI U.S. Value Index Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI U.S. Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity SAI U.S. Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%